FAIR VALUE MEASUREMENT - Movements of level 3 fair value measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	$ 0	$ 0	$ (600,000)
Foreign currency translation adjustment	(545,498)	(8,130,208)	1,839,022
Fair Value, Nonrecurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value measurements	7,378,683	7,814,755
Additions during the year	1,000,000	1,000,000
Net unrealized loss	(876,753)	(967,157)
Impairment loss		(472,605)
Foreign currency translation adjustment		3,690
Assets, Fair value measurements	$ 7,501,930	$ 7,378,683	$ 7,814,755